Note 3 - Summary of Significant Accounting Policies: New Accounting Pronouncements (Policies)	6 Months Ended
Feb. 28, 2015
Policies
New Accounting Pronouncements

New Accounting Pronouncements

The Company’s management has considered all recent accounting pronouncements. Management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.